Stockholders' Equity (Deficit) (Details 1)	9 Months Ended
Sep. 30, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding | shares	4,910,305
Options Outstanding, Average Remaining Contractual Life (Years)	9 years 1 month 6 days
Options Outstanding, Weighted Averaged Exercise Price | $ / shares	$ 0.40
Options Exercisable, Number Outstanding | shares	2,616,891
Options Exercisable, Number of Outstanding | $ / shares	$ 0.27
0.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding | shares	1,893,396
Options Outstanding, Average Remaining Contractual Life (Years)	8 years 9 months 18 days
Options Outstanding, Weighted Averaged Exercise Price | $ / shares	$ 0.08
Options Exercisable, Number Outstanding | shares	1,586,094
Options Exercisable, Number of Outstanding | $ / shares	$ 0.08
0.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding | shares	2,991,909
Options Outstanding, Average Remaining Contractual Life (Years)	9 years 4 months 24 days
Options Outstanding, Weighted Averaged Exercise Price | $ / shares	$ 0.55
Options Exercisable, Number Outstanding | shares	1,028,714
Options Exercisable, Number of Outstanding | $ / shares	$ 0.55
2.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Outstanding | shares	25,000
Options Outstanding, Average Remaining Contractual Life (Years)	9 years 8 months 12 days
Options Outstanding, Weighted Averaged Exercise Price | $ / shares	$ 2.36
Options Exercisable, Number Outstanding | shares	2,083
Options Exercisable, Number of Outstanding | $ / shares	$ 2.36